CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Jun. 30, 2023		Mar. 31, 2023		Mar. 31, 2022
ASSETS
Cash and cash equivalents	$ 3,057		$ 8,726	[1]	$ 70,588
Restricted cash	821		819	[1]	5,517
Investments	489,290		497,221		674,170
Other assets, net (related party of $1,405 and $2,195)			32,903		19,883
Intangible assets	3,100		3,100	[1]	3,100
Goodwill	1,271,621		2,367,926	[1]	2,367,750
Total assets	1,795,863		2,910,695	[1]	3,141,008
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Other liabilities (related party of $7 and $100)			14,622		12,359
Warrant liability	1,128		0	[1]
Contingent consideration payable			0		20,152
Customer ExAlt Trusts loan payable, net	49,529		52,129	[1]	65,674
Total liabilities	263,864		231,789	[1]	241,434
Total temporary equity	251,052		950,493	[1]	1,907,888
The Beneficient Company Group, L.P. Partners' Capital:
Preferred stock, par value $0.001 per share, 250,000 shares authorized, 0 and 0 shares of Series A issued and outstanding as of June 30, 2023 and March 31, 2023	0		0	[1]
Additional paid-in capital	1,583,041		1,579,545	[1]
Accumulated deficit	(1,079,091)		0	[1]
Stock receivable	(20,038)		0	[1]
Common units (67,486 units issued and outstanding as of March 31, 2023 and March 31, 2022)			599,524		718,568
Treasury common units, at cost (544 units as of March 31, 2023 and March 31, 2022)	(3,444)		(3,444)	[1]	(3,444)
Noncontrolling interests	786,080		142,213	[1]	277,888
Accumulated other comprehensive income (loss)	14,190		9,900	[1]	(1,326)
Total equity	1,280,947	[2]	1,728,413	[1],[2]	991,686
Total liabilities, temporary equity, and equity	1,795,863		2,910,695	[1]	3,141,008
Previously Reported [Member]
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Total temporary equity			1,930,712
The Beneficient Company Group, L.P. Partners' Capital:
Noncontrolling interests			142,214
Total equity			748,194
Preferred Series A Subclass 0
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable noncontrolling interests	251,052		251,052	[1]	249,907
Preferred Series A Subclass 0 | Previously Reported [Member]
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable noncontrolling interests			251,051
Preferred Series A Subclass 1
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable noncontrolling interests			893,302		936,191
Preferred Series A Subclass 1
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable noncontrolling interests	0		699,441	[1]
Common Class A
The Beneficient Company Group, L.P. Partners' Capital:
Common stock	190		180	[1]
Common Class B
The Beneficient Company Group, L.P. Partners' Capital:
Common stock	19		19	[1]
Redeemable Preferred Stock
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable preferred equity			786,359		721,790
Nonrelated Party
ASSETS
Other assets, net (related party of $1,405 and $2,195)	27,974		32,903	[1]	19,883
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Accounts payable and accrued expenses	93,413		65,724	[1]	37,332
Other liabilities (related party of $7 and $100)	19,722		14,622	[1]	12,359
Related Party
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Debt due to related parties			99,314		105,917
Debt due to related party, net	100,072		99,314	[1]
Variable Interest Entity, Primary Beneficiary | Nonrelated Party
ASSETS
Investments	486,944		491,859	[1]	659,921
Variable Interest Entity, Primary Beneficiary | Related Party
ASSETS
Investments			76,154		127,284
Beneficient | Nonrelated Party
ASSETS
Investments	$ 2,346		5,362	[1]	14,249
Beneficient | Related Party
ASSETS
Investments			$ 1,371		$ 14,249

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.
[2]	Retroactively adjusted March 31, 2023 for de-SPAC merger transaction as described in Note 4.